Short-Term Loans	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
SHORT-TERM LOANS

9. SHORT-TERM LOANS

(1)	Short-term loans consist of the following:

	December 31,
	2025	2024
Cathay United Bank	$89,512	$200,252
CTBC Bank	636,000	610,000
Other individual	30,000	30,000
Total	$755,512	$840,252

Cathay United Bank

On June 28, 2016, BioLite Taiwan and Cathay United Bank entered into a one-year bank loan agreement (the “Cathay United Loan Agreement”) in a credit limit amount of NTD 7.5 million, equivalent to $228,750. The term started June 28, 2016 with maturity date on June 28, 2017. The loan balance bears interest at a floating prime rate plus 1.31%. The prime rate is based on term deposit saving interest rate of Cathay United Bank. The Company renews the agreement with the bank every year, and the next renewal date is September 6, 2026. As of December 31, 2025 and December 31, 2024, the effective interest rates per annum were 2.99% and 2.99%, respectively. The loan is collateralized by the building and improvement of BioLite Taiwan, and is also personal guaranteed by the Company’s chairman. During the year ended December 31, 2025, the Company made payments of the loan in total NTD 3.75 million, equivalent to $120,400.

Interest expenses were $4,743 and $6,891 for the years ended December 31, 2025 and 2024, respectively.

CTBC Bank

On June 12, 2017 and July 19, 2017, BioLite Taiwan and CTBC Bank entered into two short-term saving secured bank loan agreements (the “CTBC Loan Agreements”) in a credit limit amount of NTD 10 million, equivalent to $327,500, and NTD 10 million, equivalent to $327,500, respectively. Both two loans with the same maturity date at January 19, 2018. In February 2018, BioLite Taiwan combined two loans and extended the loan contract with CTBC for one year. The Company renews the agreement with the bank every six months, and the next renewal date is July 10, 2026. The loan balances bear interest at a fixed rate of 2.5% per annum, and is secured by the money deposited in a savings account with the CTBC Bank. This loan was also personal guaranteed by the Company’s chairman and BioFirst. During the year ended December 31, 2020, BioLite Taiwan has opened a TCD account with CTBC bank to guarantee the loan going forward.

Interest expenses were $15,962 and $15,557 for the years ended December 31, 2025 and 2024, respectively.

Other individual – Third party

On March 21, 2024, the Company issued an unsecured promissory note to a third party for the proceeds of $30,000. The note bears interest rate of 12% per annum and matures on March 21, 2025, or upon the occurrence of an event of default. The promissory note was extended to another year and matures on March 21, 2026, with the same terms.

Interest expenses were $ 3,600 and $2,811 for the year ended December 31, 2025 and 2024, respectively.